Annual Operating Expenses - VIPCommunicationServicesIndustrialsMaterialsUtilitiesPortfolio-ServiceClass2ComboPRO - VIPCommunicationServicesIndustrialsMaterialsUtilitiesPortfolio-ServiceClass2ComboPRO - VIP Industrials Portfolio - VIP Industrials Portfolio Service Class 2
	Apr. 24, 2025
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.03%	[1]
Total annual operating expenses	0.86%

[1]	A Based on estimated amounts for the current fiscal year.